Note 16 - Earnings (Losses) Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net income /(loss)	$ 158,757	$ (43,447)
Less: paid and accrued earnings allocated to Preferred Stock	(15,448)	(15,461)
Add: gain from retirement of Preferred Stock	0	619
Net income / (loss) available to common stockholders	$ 143,309	$ (58,289)
Weighted average number of common shares, basic and diluted (in shares)	122,615,427	119,927,560
Earnings / (losses) per common share, basic and diluted (in dollars per share)	$ 1.17	$ (0.49)